Note 12 - Intangible Assets (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Total intangible assets and goodwill	$ 370,958	$ 472,656
Total intangible assets other than goodwill	370,958	472,656	$ 401,926
Goodwill impairment assumptions, impairment amount increase per 0.5% increase in discount rate	6,000
Goodwill impairment assumptions, impairment amount increase per 0.5% decrease in terminal growth rate	3,000
Goodwill impairment assumptions, impairment amount increase per 10% decrease in renewal rate used to estimate the cash flows	$ 7,000
Goodwill [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use	12.50%
Property and equipment, net, prepaid expenses and inventory [member]
Statement Line Items [Line Items]
Impairment loss	$ 3,900
Commercial division [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, goodwill	61,400
Goodwill, estimated value-in-use	122,100
Filter Group Inc [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	8,500
Total intangible assets other than goodwill	8,700
Just Energy Advanced Solutions [Member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	14,700
EdgePower Inc. [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	3,900
Information technology system development [member]
Statement Line Items [Line Items]
Total intangible assets and goodwill	$ 5,900	$ 27,300